Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2023
Significant Accounting Policies [Abstract]
Disclosure of Adjustments on Group's Consolidated Statements
The following tables present the effect of the aforementioned revision on the Group’s consolidated statements of financial position, consolidated income statements, consolidated statements of comprehensive loss, consolidated statements of cash flows and consolidated statements of changes in equity.

Revision to Consolidated Income Statements

	For the financial year ended March 31
	2022			2021
(EUR thousand)	As previously reported	Adjustments	Revised	As previously reported	Adjustments	Revised
Operating expenses	(209,825)	(2,752)	(212,577)	(486,094)	(1,991)	(488,085)
Operating Loss	(83,877)	(2,752)	(86,629)	(441,398)	(1,991)	(443,389)
Loss before tax	(108,495)	(2,752)	(111,247)	(465,362)	(1,991)	(467,353)
Income tax benefit	13,802	810	14,612	30,977	894	31,871
Loss for the year	(94,693)	(1,942)	(96,635)	(434,385)	(1,097)	(435,482)
Loss attributable to:
Owners of the parent	(95,235)	(1,942)	(97,177)	(432,972)	(1,097)	(434,069)
Non-controlling interests	542	—	542	(1,413)	—	(1,413)
Loss for the year	(94,693)	(1,942)	(96,635)	(434,385)	(1,097)	(435,482)

Basic and diluted loss per ordinary share	(0.48)	(0.01)	(0.49)	(2.28)	—	(2.28)

Revision to Consolidated Statements of Comprehensive Loss

	For the financial year ended March 31
	2022			2021
(EUR thousand)	As previously reported	Adjustments	Revised	As previously reported	Adjustments	Revised

Loss for the year	(94,693)	(1,942)	(96,635)	(434,385)	(1,097)	(435,482)

Total comprehensive loss for the year	(88,902)	(1,942)	(90,844)	(430,105)	(1,097)	(431,202)

Attributable to:
Owners of the parent	(88,611)	(1,942)	(90,554)	(428,044)	(1,097)	(429,141)
Non-controlling interest	(290)	—	(290)	(2,061)	—	(2,061)
Total comprehensive loss for the year	(88,902)	(1,942)	(90,844)	(430,105)	(1,097)	(431,202)

Revision to Consolidated Statements of Financial Position

	As of March 31, 2022
(EUR thousand)	As previously reported	Adjustments	Revised

EQUITY AND LIABILITIES

Equity attributable to owners of the parent
Share capital	1,907	—	1,907
Share premium	1,634,469	—	1,634,469
Other equity	(10,179)	—	(10,179)
Other reserves	(968,793)	3,038	(965,755)
Accumulated losses	(848,929)	(3,038)	(851,967)
	(191,525)	—	(191,525)
Non-controlling interests	5,732	—	5,732
Total equity	(185,793)	—	(185,793)

Revision to Consolidated Statements of Cash Flows

	For the financial year ended March 31
(EUR thousand)	2022			2021
	As previously reported	Adjustments	Revised	As previously reported	Adjustments	Revised
Loss before tax	(108,495)	(2,752)	(111,247)	(465,362)	(1,991)	(467,353)
Other non-cash items	(18,891)	1,942	(16,949)	16,935	1,097	18,032
Changes in working capital	(47,067)	810	(46,257)	19,843	894	20,737
= Net cash used in operating activities (A)	(86,998)	—	(86,998)	(103,146)	—	(103,146)

Revision to Consolidated Statements of Changes in Equity

	For the financial year ended March 31, 2022
	As previously reported					Adjustments					Revised
(EUR thousand)	Equity settled share based payments	Accumulated losses	Equity	Non-controlling interests	Total equity	Equity settled share based payments	Accumulated losses	Equity	Non-controlling interests	Total equity	Equity settled share based payments	Accumulated losses	Equity	Non-controlling interests	Total equity
March 31, 2021	43,871	(753,692)	(107,369)	6,779	(100,590)	1,097	(1,097)	—	—	—	44,968	(754,789)	(107,369)	6,779	(100,590)
Profit / (Loss) for the period	—	(95,235)	(95,235)	542	(94,693)	—	(1,942)	(1,942)	—	(1,942)	—	(97,177)	(97,177)	542	(96,635)
Total comprehensive loss	—	(95,235)	(88,612)	(290)	(88,902)	—	(1,942)	(1,942)	—	(1,942)	—	(97,177)	(90,554)	(290)	(90,844)
Employee share schemes	4,471	—	4,471	—	4,471	1,942	—	1,942	—	1,942	6,414	—	6,414	—	6,414
Total contribution and distribution	3,791	—	4,460	(623)	3,837	1,942	—	1,942	—	1,942	5,733	—	6,403	(623)	5,780
Change in non-controlling interests	—	—	—	(134)	(134)	—	—	—	—	—	—	—	—	(134)	(134)
March 31, 2022	47,661	(848,928)	(191,523)	5,732	(185,793)	3,039	(3,039)	—	—	—	50,700	(851,967)	(191,523)	5,732	(185,793)

Disclosure of Expected Loss Rates
The Group applies the following expected loss rates for the financial year ended March 31:

Days past due	2023	2022
0 – 3 months	0%	0%
3 – 6 months	25%	25%
6 – 9 months	50%	50%
9 – 12 months	75%	75%
>12 months	100%	100%